SHARE CAPITAL AND WARRANTS - Treasury Shares (Details) - Treasury Shares - CAD ($) shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Number of Common Shares
Outstanding, Beginning of Year (in shares)	5,258	2,000
Purchased Under Employee Benefit Plan (in shares)	7,300	7,100
Distributed Under Employee Benefit Plan (in shares)	(3,792)	(3,842)
Outstanding, End of Period (in shares)	8,766	5,258
Amount
Outstanding, Beginning of Year	$ 116	$ 43
Purchased Under Employee Benefit Plan	284	155
Distributed Under Employee Benefit Plan	(88)	(82)
Outstanding, End of Period	$ 312	$ 116